COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 - COMMITMENTS AND CONTINGENCIES

Country Risk

As the Group's principal operations are conducted currently in the PRC, it is subject to considerations and risks not typically associated with companies in North America and Western Europe. These risks include, among others, risks associated with the political, economic and legal environments and foreign currency exchange limitations encountered in the PRC. The Group's results of operations may be adversely affected by changes in the political and social conditions in the PRC, and by changes in governmental policies with respect to laws and regulations, among other things.

In addition, all of the Group's transactions in the PRC are denominated in RMB, which must be converted into other currencies before remittance from the PRC. Both conversion of RMB into foreign currencies and remittance of foreign currencies abroad require approval of the PRC government.

Lease Commitments

The Group entered several lease agreements for office spaces located at Tianjin and Yangzhou city in China. Total monthly rent payable is RMB 66,051, or $9,604 per month under operating leases as of December 31, 2018. The detail of each respective lease is summarized as following:

Address	Location	Usage	From	To	Rent / Mo (RMB)	Rent / Mo ($US)
1 #36 N. Sports Institute	Tianjin	Office	10/1/2016	9/30/2021	¥1,100	$160
2 Tianjing Sandun Center	Tianjin	Office	1/1/2019	12/31/2023	61,251	8,906
3 Xiang Yi Garden 6-406	Suzhou	Office	9/25/2018	9/24/2019	3,700	538
					¥66,051	$9,604

As of December 31, 2018, the future minimum rent payable under non-cancelable operating leases were:

For the years ended December 31,	Rental amount

2019	$113,634
2020	108,792
2021	108,312
2022	106,872
2023	106,872
Total	$544,482

For the years ended December 31, 2018, 2017 and 2016, total rent expense was $118,775, $98,995 and $92,884, respectively. Property management and utility expenses were $23,184, $16,620 and $18,824, in 2018, 2017 and 2016, respectively.

Service Contract

On July 16, 2018, the Company signed a two-years Investor Relations Agreement (“IR Agreement”) with Ascent Investor Relations Inc (“Ascent”). Pursuant to the IR Agreement, Ascent will act as a inventor counsel and provide related services to MDJM from July 16, 2018 to July 15, 2020. As a consideration, the Company will pay $4,140 per month to Ascent before listed in the market of Nasdaq and $7,820 per month after listed in the market of Nasdaq. Either party may terminate the Agreement by providing a written notice of termination for any reason at any time during the second year of the IR Agreement.

On September 6, 2018, the Company signed an Initial Public Offering Agreement (“IPO Agreement”) with Network 1 Financial Securities, Inc. (“NETW”). Pursuant to the IPO Agreement, the Company engaged NETW as the Company’s exclusive lead or managing underwriter and/or book runner and investment banker in connection with the sale of at least of $6,000,000 worth of the Company’s ordinary shares. The Company agrees to pay NETW an underwriting discount or spread of seven percent (7%) of the gross proceeds from investors introduced by NETW and five percent (5%) of the gross proceeds from investors introduced by NETW. NETW shall be entitled to a corporate finance fee equal to two percent (2%) of the gross proceeds of the offering. The Company also agreed to reimburse NETW up to $75,000 out of pocket expenses related to the offering. The IPO agreement is to expire on September 6, 2019.

Underwriter Warrants

Pursuant to the IPO Agreement, the Company agreed to grant NETW underwriter warrants, which is equal to 10% of the total number of shares of the Company’s ordinary shares being sold in the IPO, at the closing of IPO. The underwriter’s warrant will be non-exercisable for six months after the closing of the offering and will expire five years after the effective date. The underwriter’s will be execrable at a price equal to 125% of $5, the price of the share sold in the IPO, the public offering price, the underwriter’s warrants shall not be redeemable. The underwriter’s warrants will provide for cashless exercise and will contain provisions for one demand registration of the sale of the underlying shares of ordinary stock at the Company’s expense and unlimited “piggyback” registration rights for a period of five years after the closing at the Company’s expense. The Company sold 1,241,459 and 19,361 shares of ordinary shares at the closings of its IPO on December 26, 2018 and January 4, 2019, respectively. Total of 126,082 underwriter warrants were issued on January 4, 2019.

Legal Proceeding

Except for the following disclosure, we are not currently a party to any litigation the outcome of which, if determined adversely to us, would individually or in the aggregate be reasonably expected to have a material adverse effect on our business, operating results, cash flows or financial condition.

On January 3, 2018, Mingda Tianjin filed a civil complaint in Jizhou District People's Court, Tianjin City (the “Jizhou Court”), alleging a breach of contract against Tianjin Huacheng Century Investment Co. Ltd. (the “Defendant’). Mingda Tianjin and the Defendant entered into a Sales Agency Service Contract on May 1, 2014, as supplemented on November 23, 2015, pursuant to which Mingda Tianjin was expected to provide sales agency services to the Defendant for real estate projects developed by the Defendant. Mingda Tianjin stated that it has performed its duty fully in accordance with the Sales Agency Service Contract and its accompanying agreements signed by both parties. However, since November 2015, the Defendant has defaulted on sales agency fees and retention fees earned by Mingda Tianjin pursuant to the Sales Agency Service Contract, for an aggregate amount of RMB2,792,854, approximately $429,700. Despite Mingda Tianjin’s repeated efforts to demand payment from the Defendant of the outstanding agency sales fees and retention fees, the Defendant had failed to make the relevant payments. Mingda Tianjin then sought relief from the Jizhou Court for the following claims, (a) for the Defendant to pay to Mingda Tianjin’s the accrued sales agency fees, retention fees and loss due to overdue payment in the aggregate of RMB2,792,854 approximately $429,670, and (b) for the Defendant to be responsible for the relevant litigation fees. Mingda Tianjin and the Defendant reached a civil mediation agreement as approved by the Jizhou Court by agreeing that the defendant will pay Mingda Tianjin the sales agency fee by installments, with the first installment of RMB 500,000, approximately $76,900 due by or before February 9, 2018, the second installment of RMB1,146,427, approximately $176,400 due by or before October 31, 2018, and the third installment of RMB1,146,427, approximately $176,400 due by or before December 31, 2018. Any delay in payment of any of the three installment will be considered a default and all outstanding installment payments shall be automatically accelerated and due immediately, with Mingda Tianjin’s option to enforce all outstanding payments by the Defendant in the Jizhou Court. Mingda Tianjin agreed to be responsible for the litigation fees for both parties in connection with this claim, in the amount of RMB15,604, approximately $2,400. Mingda Tianjin retains the right to appeal the mediation agreement.

The first installment of $76,900, which was received in 2018. The Company did not receive the second and third installments as scheduled in the remaining year of 2018.

On January 9, 2019, the Company reached a settlement with the Defendant. The Defendant agreed to pay 90% of balance due, which equivalent to RMB 2,063,567, approximately $300,033 by January 10, 2019. The Company agreed to close the case if the fund was paid on time. The Company received total of $300,033 (2,063,568 RMB) on January 10, 2019 and case was closed.